Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 44,275	$ 69,423
Additions	975	816
Disposals of right-of-use assets	(102)
Depreciation expense	(3,977)	(2,642)
Translation adjustments	286	(369)
Ending balance	41,457	67,227
Gross value at end of period	68,616	89,721
Accumulated depreciation at end of period	(27,159)	(22,494)
Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	33,666	55,197
Additions	879	487
Disposals of right-of-use assets	(102)
Depreciation expense	(2,292)	(1,418)
Translation adjustments	237	(304)
Ending balance	32,389	53,962
Gross value at end of period	50,684	69,847
Accumulated depreciation at end of period	(18,295)	(15,885)
Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	10,608	14,226
Additions	96	328
Disposals of right-of-use assets	0
Depreciation expense	(1,685)	(1,225)
Translation adjustments	49	(64)
Ending balance	9,068	13,265
Gross value at end of period	17,932	19,875
Accumulated depreciation at end of period	$ (8,864)	$ (6,609)